T. ROWE PRICE TOTAL RETURN ETF

February 29, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 13.1%
Car Loan 3.6%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.13%, 3/18/26	150	146
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class C, 9.27%, 4/20/27 (1)	100	100
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	100
CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, 2/16/27	100	95
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	177
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	45	45
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	189
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94%, 8/15/29	45	45
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	85
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	55	54
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	28
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	55
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	150
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	170	165
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	292
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	100
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	90	90
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	40	41
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	60	61
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	26
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	275	266
Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	70	67
GM Financial Automobile Leasing Trust, Series 2022-3, Class C, 5.13%, 8/20/26	40	40
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26 (1)	190	189
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	100
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	95	95
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	149	148
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	250	250
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	35	35
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	54
Santander Retail Auto Lease Trust, Series 2022-B, Class B, 3.85%, 3/22/27 (1)	165	162
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	80	80
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	170
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	223	224
		4,069

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities 0.1%
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	84
		84
Other Asset-Backed Securities 9.2%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class A2, 5.38%, 1/21/31 (1)	100	100
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	139
Applebee's Funding/IHOP Funding, Series 2023-1A, Class A2, 7.824%, 3/5/53 (1)	400	413
AXIS Equipment Finance Receivables, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	95
AXIS Equipment Finance Receivables, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	135	135
CIFC Funding, Series 2019-5A, Class BR, CLO, FRN, 3M TSFR + 2.41%, 7.726%, 1/15/35 (1)	250	250
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	31
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	56
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	66
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	146	143
Elara HGV Timeshare, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	86	87
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	86	88
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339%, 8/17/37 (1)	195	183
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	125	117
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	270
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/37 (1)	505	469
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	145	140
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	49	50
Galaxy Xxiv CLO, Series 2017-24A, Class D, CLO, FRN, 3M TSFR + 2.71%, 8.026%, 1/15/31 (1)	250	250
Goldentree Loan Management US, Series 2021-11A, Class B, CLO, FRN, 3M TSFR + 1.86%, 7.179%, 10/20/34 (1)	425	425
GreatAmerica Leasing Receivables Funding, Series 2021-2, Class A3, 0.67%, 7/15/25	40	39
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (1)	171	165
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	320	286
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	200	169
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	80	79
Home Partners of America Trust, Series 2021-1, Class A, 3.93%, 4/17/39 (1)	86	82
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	144	135
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31 (1)	216	215
HPEFS Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29 (1)	140	140
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	205	205
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	102
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	204
Invesco US CLO, Series 2023-1A, Class AR, CLO, FRN, 3M TSFR + 1.57%, 6.856%, 4/22/37 (1)	250	250
KKR, Series 13, Class B1R, CLO, FRN, 3M TSFR + 1.41%, 6.726%, 1/16/28 (1)	202	202
KKR CLO 43, Series 2022-43A, Class BR, CLO, FRN, 3M TSFR + 2.50%, 7.845%, 1/15/36 (1)	300	302
Kubota Credit Owner Trust, Series 2021-2A, Class A4, 0.74%, 6/15/27 (1)	190	179

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%, 2/15/29 (1)	50	50
Madison Park Funding, Series 2019-35A, Class CR, CLO, FRN, 3M TSFR + 2.16%, 7.479%, 4/20/32 (1)	255	253
MidOcean Credit, Series 2022-11A, Class BR, CLO, FRN, 3M TSFR + 2.65%, 8.016%, 10/18/33 (1)	270	271
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	90
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	170	170
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	92	88
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	79	79
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	79	78
Neuberger Berman Loan Advisers, Series 2017-26A, Class BR, CLO, FRN, 3M TSFR + 1.66%, 6.96%, 10/18/30 (1)	360	360
Neuberger Berman Loan Advisers, Series 2019-32A, Class BR, CLO, FRN, 3M TSFR + 1.66%, 6.971%, 1/20/32 (1)	250	248
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	40	40
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	115	115
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	101
Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (1)	100	101
Peace Park, Series 2021-1A, Class B1, CLO, FRN, 3M TSFR + 1.86%, 7.179%, 10/20/34 (1)	250	251
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	100	100
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	100
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/37 (1)	250	240
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	41	39
Sierra Timeshare Receivables Funding, Series 2020-2A, Class C, 3.51%, 7/20/37 (1)	39	37
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	117	117
Sierra Timeshare Receivables Funding, Series 2023-2A, Class A, 5.80%, 4/20/40 (1)	116	117
Signal Peak CLO 5, Series 2018-5A, Class D, CLO, FRN, 3M TSFR + 2.91%, 8.236%, 4/25/31 (1)	250	246
Symphony Static, Series 2021-1A, Class C, CLO, FRN, 3M TSFR + 2.11%, 7.436%, 10/25/29 (1)	250	246
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	95
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	180	180
Wellfleet, Series 2021-3A, Class B, CLO, FRN, 3M TSFR + 2.06%, 7.376%, 1/15/35 (1)	250	250
		10,464
Student Loan 0.2%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	134
SMB Private Education Loan Trust, Series 2022-D, Class B, 6.15%, 10/15/58 (1)	98	97
		231
Total Asset-Backed Securities (Cost $14,749)		14,848
BANK LOANS 4.8%
FINANCIAL INSTITUTIONS 0.9%
Financial Other 0.1%
GTCR W Merger Sub, FRN, 1M TSFR + 3.00%, 1/31/31	100	100
		100

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Insurance 0.8%
AssuredPartners, FRN, 1M TSFR + 3.75%, 9.08%, 2/12/27	115	115
AssuredPartners, FRN, 1M TSFR + 3.50%, 2/14/31 (2)	35	35
Asurion, FRN, 1M TSFR + 3.25%, 8.70%, 12/23/26	54	54
Asurion, FRN, 1M TSFR + 5.25%, 10.70%, 1/31/28	175	167
Asurion, FRN, 1M TSFR + 5.25%, 10.70%, 1/20/29	180	169
Asurion, FRN, 1M TSFR + 4.25%, 9.68%, 8/19/28	10	10
Hub International, FRN, 3M TSFR + 3.25%, 8.58%, 6/20/30	267	266
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.50%, 8.82%, 3/15/30 (2)	105	105
		921
Total Financial Institutions		1,021
INDUSTRIAL 3.7%
Basic Industry 0.1%
Arsenal AIC Parent, FRN, 1M TSFR + 3.75%, 9.07%, 8/18/30	50	50
		50
Capital Goods 0.7%
Brookfield WEC Holdings, FRN, 1M TSFR + 2.75%, 8.07%, 1/27/31	60	59
Charter NEX US, FRN, 1M TSFR + 3.50%, 8.82%, 12/1/27	84	84
Dynasty Acquisition, FRN, 1M TSFR + 4.00%, 9.33%, 8/24/28	73	73
Dynasty Acquisition, FRN, 1M TSFR + 4.00%, 9.33%, 8/24/28	31	31
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.11%, 5/21/29 (3)	85	83
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.61%, 5/21/29 (3)	90	88
Filtration Group, FRN, 1M TSFR + 4.25%, 9.70%, 10/21/28	248	248
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.95%, 9/6/25 (2)	119	118
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.20%, 9/6/26	10	9
Vertical US Newco, FRN, 6M TSFR + 3.50%, 9.08%, 7/30/27	49	49
		842
Commercial Services & Supplies 0.0%
Fleet U.S. Bidco, FRN, 3M TSFR + 3.25%, 1/23/31 (2)(3)	15	15
		15
Communications 0.1%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.07%, 8/21/26	54	54
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.83%, 1/18/28	60	58
		112
Consumer Cyclical 0.6%
Caesars Entertainment, FRN, 3M TSFR + 3.25%, 8.66%, 2/6/30	20	20
Caesars Entertainment, FRN, 3M TSFR + 2.75%, 2/6/31	55	55
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.83%, 11/8/27	35	35
Dave & Buster's, FRN, 1M TSFR + 3.25%, 8.63%, 6/29/29	55	55
Delta 2 (LUX), FRN, 3M TSFR + 2.25%, 7.60%, 1/15/30	110	110
IRB Holding, FRN, 1M TSFR + 2.75%, 12/15/27	100	100
K-Mac Holdings, FRN, 1M TSFR + 6.75%, 12.18%, 7/21/29	10	10
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.60%, 8/1/30 (2)	80	80

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tacala, FRN, 1M TSFR + 4.00%, 9.57%, 1/31/31	5	5
Tenneco, FRN, 3M TSFR + 5.00%, 10.47%, 11/17/28	60	56
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.34%, 4/29/26	102	102
Wand NewCo 3, FRN, 1M TSFR + 3.75%, 9.07%, 1/30/31	99	99
		727
Consumer Non-Cyclical 0.4%
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 8.68%, 5/10/27	115	114
LifePoint Health, FRN, 3M TSFR + 5.50%, 11.09%, 11/16/28	60	60
Medline Borrower, FRN, 1M TSFR + 3.00%, 8.45%, 10/23/28	85	85
Parexel International, FRN, 1M TSFR + 3.25%, 8.70%, 11/15/28	104	104
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.50%, 8.95%, 10/1/26	49	49
		412
Energy 0.0%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.08%, 2/11/30	19	19
Prairie ECI Acquiror, FRN, 3M TSFR + 4.75%, 2/22/29 (2)	20	20
		39
Technology 1.7%
Applied Systems, FRN, 3M TSFR + 5.25%, 2/23/32 (2)	223	228
Applied Systems, FRN, 1M TSFR + 3.50%, 8.82%, 2/24/31 (2)	219	220
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.93%, 12/11/28	34	34
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.18%, 12/10/29	90	86
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.58%, 2/15/29	47	47
Banff Merger Sub, FRN, 1M TSFR + 4.25%, 9.58%, 12/29/28	65	65
Central Parent, FRN, 3M TSFR + 4.00%, 9.35%, 7/6/29	20	20
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.95%, 3/30/29	104	103
Delta TopCo, FRN, 3M TSFR + 7.25%, 12.62%, 12/1/28	25	25
Epicor Software, FRN, 1M TSFR + 3.25%, 8.70%, 7/30/27 (2)	127	127
Epicor Software, FRN, 1M TSFR + 3.75%, 9.08%, 7/30/27	25	25
McAfee, FRN, 1M TSFR + 3.75%, 9.20%, 3/1/29	60	59
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 10.42%, 4/11/29	60	55
Peraton, FRN, 3M TSFR + 7.75%, 13.22%, 2/1/29	24	24
RealPage, FRN, 1M TSFR + 3.00%, 8.45%, 4/24/28	84	82
RealPage, FRN, 1M TSFR + 6.50%, 11.95%, 4/23/29	110	109
Sophia, FRN, 1M TSFR + 4.25%, 9.58%, 10/7/27	74	74
Sophia, FRN, 1M TSFR + 3.50%, 10/8/29 (2)	15	15
Ultimate Software Group, FRN, 3M TSFR + 5.25%, 10.68%, 5/3/27	216	218
Ultimate Software Group, FRN, 3M TSFR + 3.50%, 8.82%, 2/10/31	228	228
Waystar Technologies, FRN, 1M TSFR + 4.00%, 9.32%, 10/22/29	35	35
		1,879
Transportation 0.1%
American Airlines, FRN, 3M TSFR + 4.75%, 10.33%, 4/20/28	91	93
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.77%, 6/21/27	44	46
		139
Total Industrial		4,215

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 0.2%
Electric 0.2%
PG&E, FRN, 1M TSFR + 3.00%, 7.83%, 6/23/27	10	10
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.87%, 5/17/30	32	32
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.87%, 5/17/30	128	128
		170
Total Utility		170
Total Bank Loans (Cost $5,361)		5,406
CONVERTIBLE PREFERRED STOCKS 0.0%
UTILITY 0.0%
Electric 0.0
NextEra Energy, 6.926%, 9/1/25 (4)	1	35
		35
Total Utility		35
Total Convertible Preferred Stocks (Cost $46)		35
CORPORATE BONDS 22.1%
AGENCIES 0.7%
Owned No Guarantee 0.7%
Corp Nacional del Cobre de Chile, 6.30%, 9/8/53 (1)	295	286
Corp Nacional del Cobre de Chile, 6.44%, 1/26/36 (1)	200	203
Petroleos Mexicanos, 6.50%, 3/13/27	295	274
		763
Total Agencies		763
FINANCIAL INSTITUTIONS 6.1%
Banking 3.3%
Banco de Credito del Peru SA, VR, 3.25%, 9/30/31 (1)(5)	200	182
Bangkok Bank, VR, 3.466%, 9/23/36 (5)	200	168
Bank of America, VR, 1.898%, 7/23/31 (5)	40	32
Bank of America, VR, 2.972%, 2/4/33 (5)	20	17
Bank of America, 3.42%, 12/20/28 (5)	330	309
Bank of America, VR, 5.872%, 9/15/34 (5)	280	287
Bank of New York Mellon, VR, 6.474%, 10/25/34 (5)	165	179
BBVA Bancomer SA, VR, 8.45%, 6/29/38 (1)(5)	200	210
BNP Paribas, 5.497%, 5/20/30 (1)(4)(5)	200	200
CaixaBank SA, VR, 6.208%, 1/18/29 (1)(5)	200	203
Capital One Financial, VR, 2.36%, 7/29/32 (5)	4	3
Capital One Financial, VR, 3.273%, 3/1/30 (5)	55	49
Capital One Financial, VR, 5.468%, 2/1/29 (5)	24	24
Capital One Financial, 5.70%, 2/1/30 (4)(5)	60	60
Capital One Financial, VR, 6.312%, 6/8/29 (5)	130	133
Credit Suisse Group, 6.537%, 8/12/33 (1)(5)	250	260

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fifth Third Bancorp, 2.55%, 5/5/27	5	5
Fifth Third Bancorp, VR, 6.34%, 7/27/29 (5)	60	62
Goldman Sachs Group, VR, 3.102%, 2/24/33 (5)	40	34
Goldman Sachs Group, VR, 4.482%, 8/23/28 (5)	14	14
ING Groep, 4.017%, 3/28/28 (5)	220	211
Santander UK Group Holdings, VR, 3.823%, 11/3/28 (5)	200	186
Societe Generale, 5.519%, 1/19/28 (1)(5)	230	227
UBS Group, VR, 5.96%, 1/12/34 (1)(5)	200	202
US Bancorp, 5.384%, 1/23/30 (5)	45	45
Wells Fargo, VR, 2.572%, 2/11/31 (5)	30	26
Wells Fargo, 3.526%, 3/24/28 (5)	290	275
Wells Fargo, 5.198%, 1/23/30 (5)	135	134
		3,737
Brokerage Asset Managers Exchanges 0.2%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1)	40	41
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	60	62
Kane Bidco, 5.00%, 2/15/27 (EUR)	110	116
		219
Finance Companies 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.30%, 1/19/34	150	144
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	150	155
Navient, 5.625%, 8/1/33	10	8
Navient, 9.375%, 7/25/30	65	68
Navient, 11.50%, 3/15/31	40	44
OneMain Finance, 9.00%, 1/15/29	115	121
		540
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29 (1)(4)	5	4
Howard Hughes, 5.375%, 8/1/28 (1)	90	85
		89
Insurance 1.7%
Acrisure, 10.125%, 8/1/26 (1)	60	62
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	290	281
Alliant Holdings Intermediate / Alliant Holdings, 7.00%, 1/15/31 (1)	140	139
AmWINS Group, 4.875%, 6/30/29 (1)	39	36
AmWINS Group, 6.375%, 2/15/29 (1)	110	110
AssuredPartners, 7.50%, 2/15/32 (1)	78	77
Centene, 2.50%, 3/1/31	30	25
Centene, 2.625%, 8/1/31	490	401
Centene, 3.00%, 10/15/30	10	8
Centene, 3.375%, 2/15/30	20	18
Centene, 4.625%, 12/15/29	15	14
Corebridge Global Funding, 5.20%, 1/12/29 (1)	45	44
Hub International, 5.625%, 12/1/29 (1)	60	56

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hub International, 7.25%, 6/15/30 (1)	285	290
Hub International, 7.375%, 1/31/32 (1)	50	50
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1)	120	125
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1)	190	198
		1,934
Real Estate Investment Trusts 0.3%
Alexandria Real Estate Equities, 5.25%, 5/15/36	25	24
Brixmor Operating Partnership, 3.90%, 3/15/27	25	24
Brixmor Operating Partnership, 4.05%, 7/1/30	2	2
Brixmor Operating Partnership, 4.125%, 5/15/29	30	28
Healthcare Realty Holdings, 2.40%, 3/15/30	5	4
Kilroy Realty, 2.50%, 11/15/32	20	15
Kilroy Realty, 3.05%, 2/15/30	30	25
Kilroy Realty, 4.25%, 8/15/29	40	37
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	139
MPT Operating Partnership / MPT Finance, 5.00%, 10/15/27	40	32
Service Properties Trust, 8.625%, 11/15/31 (1)	50	53
		383
Total Financial Institutions		6,902
INDUSTRIAL 14.3%
Basic Industry 0.6%
Arsenal AIC Parent, 8.00%, 10/1/30 (1)	40	42
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	75	82
ATI, 7.25%, 8/15/30	50	51
Axalta Coating Systems Dutch Holding, 7.25%, 2/15/31 (1)	150	156
Carpenter Technology, 7.625%, 3/15/30	62	64
GPD, 10.125%, 4/1/26 (1)	25	23
Methanex, 5.125%, 10/15/27	5	5
South32 Treasury, 4.35%, 4/14/32 (1)	15	13
TMS International, 6.25%, 4/15/29 (1)(4)	45	39
Westlake, 1.625%, 7/17/29 (EUR)	180	171
Windsor Holdings III, 8.50%, 6/15/30 (1)	45	47
		693
Capital Goods 1.0%
Boeing, 5.15%, 5/1/30	215	211
GFL Environmental, 5.125%, 12/15/26 (1)(4)	2	2
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)	110	115
Madison IAQ, 5.875%, 6/30/29 (1)(4)	5	5
Mueller Water Products, 4.00%, 6/15/29 (1)	35	32
Regal Rexnord, 6.05%, 2/15/26 (1)	15	15
Ritchie Bros Holdings, 6.75%, 3/15/28 (1)	35	36
Sealed Air, 6.125%, 2/1/28 (1)	5	5
Sealed Air, 6.875%, 7/15/33 (1)	60	62
Sealed Air/Sealed Air US, 7.25%, 2/15/31 (1)(4)	15	16

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Summit Materials, 7.25%, 1/15/31 (1)	35	36
TK Elevator Holdco GmbH, 6.625%, 7/15/28 (EUR)	202	210
TK Elevator US Newco, 5.25%, 7/15/27 (1)	200	191
TransDigm, 6.75%, 8/15/28 (1)	40	40
TransDigm, 6.875%, 12/15/30 (1)	75	76
TransDigm, 7.125%, 12/1/31 (1)	105	108
		1,160
Communications 2.9%
Altice Financing SA, 3.00%, 1/15/28 (EUR)	140	133
Altice Financing SA, 9.625%, 7/15/27 (1)	230	231
Altice France Holding SA, 10.50%, 5/15/27 (1)	215	136
Altice France SA, 5.875%, 2/1/27 (EUR)	120	117
CCO Holdings, 5.375%, 6/1/29 (1)	5	4
CCO Holdings, 6.375%, 9/1/29 (1)	65	61
CCO Holdings, 7.375%, 3/1/31 (1)	85	82
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(4)	25	21
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(4)	85	74
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)	80	83
CMG Media, 8.875%, 12/15/27 (1)(4)	30	19
Crown Castle, 3.80%, 2/15/28	300	282
CSC Holdings, 11.75%, 1/31/29 (1)	200	209
DISH DBS, 5.25%, 12/1/26 (1)	60	48
DISH DBS, 7.75%, 7/1/26	85	54
iHeartCommunications, 8.375%, 5/1/27	35	21
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1)	15	14
Midas Opco Holdings, 5.625%, 8/15/29 (1)(4)	75	66
Radiate Holdco/Radiate Finance, 6.50%, 9/15/28 (1)	40	19
Rogers Communications, 3.80%, 3/15/32	355	316
Rogers Communications, 4.55%, 3/15/52	260	214
Rogers Communications, 5.30%, 2/15/34	145	142
Sirius XM Radio, 4.00%, 7/15/28 (1)	60	54
Sirius XM Radio, 5.00%, 8/1/27 (1)	32	30
Sprint Capital, 8.75%, 3/15/32	125	151
T-Mobile USA, 5.20%, 1/15/33	40	40
T-Mobile USA, 5.75%, 1/15/54	365	370
Townsquare Media, 6.875%, 2/1/26 (1)(4)	41	40
Univision Communications, 7.375%, 6/30/30 (1)	12	12
Univision Communications, 8.00%, 8/15/28 (1)(4)	30	30
Viasat, 7.50%, 5/30/31 (1)	80	56
Ziggo Bond, 3.375%, 2/28/30 (EUR)	140	129
		3,258
Consumer Cyclical 2.9%
Adient Global Holdings, 8.25%, 4/15/31 (1)(4)	80	84
Allied Universal Holdco, 7.875%, 2/15/31 (1)	112	111
Allied Universal Holdco/Allied Universal Finance, 9.75%, 7/15/27 (1)(4)	70	70

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
At Home Group, 4.875%, 7/15/28 (1)	8	3
AutoZone, 6.55%, 11/1/33	98	106
Bath & Body Works, 6.75%, 7/1/36 (4)	40	39
Bath & Body Works, 6.95%, 3/1/33 (4)	20	19
Bath & Body Works, 9.375%, 7/1/25 (1)	10	10
Caesars Entertainment, 7.00%, 2/15/30 (1)	105	107
Caesars Entertainment, 8.125%, 7/1/27 (1)	30	31
Carnival, 7.00%, 8/15/29 (1)	35	36
Carnival, 10.50%, 6/1/30 (1)	150	163
Cedar Fair, 6.50%, 10/1/28	50	50
Churchill Downs, 6.75%, 5/1/31 (1)	50	50
Cinemark USA, 5.875%, 3/15/26 (1)(4)	80	79
Clarios Global, 6.75%, 5/15/28 (1)	37	37
Clarios Global, 8.50%, 5/15/27 (1)(4)	40	40
Cushman & Wakefield US Borrower, 6.75%, 5/15/28 (1)	10	10
Cushman & Wakefield US Borrower, 8.875%, 9/1/31 (1)	50	52
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)	100	118
Dave & Buster's, 7.625%, 11/1/25 (1)	8	8
Ford Motor, 9.625%, 4/22/30	90	105
Ford Motor Credit, 6.95%, 3/6/26	200	204
Goodyear Tire & Rubber, 5.00%, 7/15/29 (4)	20	18
Goodyear Tire & Rubber, 5.25%, 7/15/31 (4)	55	50
Hilton Domestic Operating, 4.00%, 5/1/31 (1)	5	4
Hyundai Capital America, 5.40%, 1/8/31 (1)	40	40
Hyundai Capital America, 5.50%, 3/30/26 (1)	15	15
Inter Media and Communication, 6.75%, 2/9/27 (EUR)	110	115
L Brands, 6.625%, 10/1/30 (1)	35	35
Life Time, 5.75%, 1/15/26 (1)	43	43
Life Time, 8.00%, 4/15/26 (1)(4)	55	55
Light & Wonder International, 7.25%, 11/15/29 (1)	45	46
Light & Wonder International, 7.50%, 9/1/31 (1)	20	21
Live Nation Entertainment, 4.75%, 10/15/27 (1)	30	29
Match Group, 4.125%, 8/1/30 (1)	5	4
Match Group, 4.625%, 6/1/28 (1)	5	5
Match Group, 5.00%, 12/15/27 (1)	107	102
Melco Resorts Finance, 5.75%, 7/21/28	200	188
Motion Bondco, 4.50%, 11/15/27 (EUR)	115	118
Nissan Motor Acceptance, 1.85%, 9/16/26 (1)	10	9
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)(4)	15	15
Ontario Gaming GTA, 8.00%, 8/1/30 (1)(4)	45	46
Rivian Automotive, 4.625%, 3/15/29 (1)	30	24
Rivian Holdings, 6M USD LIBOR + 5.63%, 11.493%, 10/15/26 (1)	276	263
Royal Caribbean Cruises, 6.25%, 3/15/32 (1)	55	55
Royal Caribbean Cruises, 8.25%, 1/15/29 (1)	50	53
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)	34	32
Six Flags Entertainment, 7.25%, 5/15/31 (1)	14	14
Tenneco, 8.00%, 11/17/28 (1)	90	82

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wand NewCo 3, 7.625%, 1/30/32 (1)	45	46
Wolverine World Wide, 4.00%, 8/15/29 (1)(4)	5	4
Yum! Brands, 5.375%, 4/1/32	50	48
ZF North America Capital, 6.875%, 4/14/28 (1)	155	158
		3,269
Consumer Non-Cyclical 2.4%
AbbVie, 4.875%, 11/14/48	30	28
Altria Group, 3.125%, 6/15/31 (EUR)	175	174
Amgen, 5.25%, 3/2/33 (4)	110	110
Avantor Funding, 4.625%, 7/15/28 (1)	35	33
BAT Capital, 5.834%, 2/20/31	110	110
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	40	42
Bayer US Finance, 6.25%, 1/21/29 (1)	200	200
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)	200	206
Bristol-Myers Squibb, 5.50%, 2/22/44	45	46
Bristol-Myers Squibb, 5.55%, 2/22/54	35	35
Bristol-Myers Squibb, 5.65%, 2/22/64 (4)	45	46
CVS Health, 5.625%, 2/21/53	55	53
Darling Ingredients, 6.00%, 6/15/30 (1)	7	7
HCA, 3.125%, 3/15/27	10	9
IQVIA, 6.25%, 2/1/29	65	67
LifePoint Health, 9.875%, 8/15/30 (1)(4)	40	42
LifePoint Health, 11.00%, 10/15/30 (1)	50	53
Medline Borrower, 5.25%, 10/1/29 (1)(4)	70	65
Pfizer Investment Enterprises, 5.34%, 5/19/63	160	154
Solventum, 5.40%, 3/1/29 (1)	75	75
Solventum, 5.45%, 3/13/31 (1)	175	173
Solventum, 5.60%, 3/23/34 (1)	125	124
Solventum, 5.90%, 4/30/54 (1)	120	119
Tenet Healthcare, 6.125%, 10/1/28 (4)	40	40
Tenet Healthcare, 6.125%, 6/15/30	50	49
Tenet Healthcare, 6.875%, 11/15/31	50	51
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31	200	216
Utah Acquisition Sub, 3.95%, 6/15/26	85	82
Utah Acquisition Sub, 5.25%, 6/15/46	425	346
		2,755
Energy 3.1%
Aethon United Finance, 8.25%, 2/15/26 (1)	45	45
Amerada Hess, 7.125%, 3/15/33	5	6
Chesapeake Energy, 5.875%, 2/1/29 (1)	30	29
Chesapeake Energy, 6.75%, 4/15/29 (1)	40	40
Civitas Resources, 8.375%, 7/1/28 (1)	45	47
Columbia Pipelines Holding, 6.042%, 8/15/28 (1)	30	31
Comstock Resources, 6.75%, 3/1/29 (1)(4)	60	55
Continental Resources, 4.90%, 6/1/44 (4)	10	8

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Crescent Energy Finance, 9.25%, 2/15/28 (1)	95	99
Crestwood Mid Partner, 5.625%, 5/1/27 (1)	225	223
Enbridge, 6.20%, 11/15/30	35	37
Energean Israel Finance, 4.875%, 3/30/26 (1)	129	121
Ferrellgas, 5.375%, 4/1/26 (1)	50	49
Greensaif Pipelines Bidco, 6.51%, 2/23/42	200	205
Hess, 7.30%, 8/15/31 (4)	5	6
Hilcorp Energy, 5.75%, 2/1/29 (1)	5	5
Hilcorp Energy, 6.00%, 4/15/30 (1)	70	68
Hilcorp Energy, 6.00%, 2/1/31 (1)	5	5
Hilcorp Energy, 8.375%, 11/1/33 (1)	95	102
Kinetik Holdings, 5.875%, 6/15/30 (1)	65	63
Kinetik Holdings, 6.625%, 12/15/28 (1)	144	146
Leviathan Bond, 6.125%, 6/30/25 (1)	42	41
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	105	103
Matador Resources, 5.875%, 9/15/26	20	20
NGL Energy Operating / NGL Energy Finance, 8.125%, 2/15/29 (1)(4)	15	15
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	15	15
Northriver Midstream Finance, 5.625%, 2/15/26 (1)	45	44
NuStar Logistics, 6.00%, 6/1/26	35	35
Occidental Petroleum, 6.20%, 3/15/40	160	162
Occidental Petroleum, 6.45%, 9/15/36	10	11
Occidental Petroleum, 7.50%, 5/1/31	10	11
Occidental Petroleum, 7.95%, 6/15/39	10	12
Occidental Petroleum, 8.875%, 7/15/30	140	161
Patterson-UTI Energy, 7.15%, 10/1/33 (4)	35	37
Permian Resources Operating, 9.875%, 7/15/31 (1)	50	55
Prairie Acquiror, 3M TSFR + 4.75%, 9.00%, 8/1/29 (1)	20	20
Raizen Fuels Finance, 6.45%, 3/5/34 (1)	200	202
Range Resources, 4.75%, 2/15/30 (1)(4)	45	42
Seadrill Finance, 8.375%, 8/1/30 (1)	200	205
SilverBow Resources, 3M TSFR + 7.75%, 13.135%, 12/15/28 (1)	155	151
Southwestern Energy, 4.75%, 2/1/32	50	45
Southwestern Energy, 5.375%, 3/15/30	30	29
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	72	71
Tallgrass Energy Partners / Tallgrass Energy Finance, 7.375%, 2/15/29 (1)	40	40
Targa Resources Partners, 5.50%, 3/1/30	12	12
TER Finance Jersey Zero Coupon, 1/2/25 (1)	100	94
Transocean, 8.75%, 2/15/30 (1)	20	21
Transocean, 11.50%, 1/30/27 (1)	16	17
Transocean Aquila, 8.00%, 9/30/28 (1)	35	36
Venture Global Calcasieu, 4.125%, 8/15/31 (1)	60	52
Venture Global Calcasieu, 6.25%, 1/15/30 (1)	70	70
Venture Global LNG, 8.375%, 6/1/31 (1)	55	56
Venture Global LNG, 9.50%, 2/1/29 (1)	180	192
Vermilion Energy, 6.875%, 5/1/30 (1)	65	62
		3,529

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Industrial Other 0.1%
Booz Allen Hamilton, 5.95%, 8/4/33	45	46
		46
Technology 1.1%
Athenahealth Group, 6.50%, 2/15/30 (1)(4)	50	45
Capstone Borrower, 8.00%, 6/15/30 (1)	45	46
Central Parent, 7.25%, 6/15/29 (1)	35	35
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (1)	40	41
Cloud Software Group, 9.00%, 9/30/29 (1)	150	139
Entegris Escrow, 5.95%, 6/15/30 (1)	40	39
Fiserv, 5.45%, 3/15/34	215	214
Gen Digital, 7.125%, 9/30/30 (1)(4)	25	25
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	200	209
Micron Technology, 5.30%, 1/15/31	75	74
Neptune Bidco, 9.29%, 4/15/29 (1)	20	19
Presidio Holdings, 8.25%, 2/1/28 (1)	25	25
Sensata Technologies, 5.875%, 9/1/30 (1)	200	194
UKG, 6.875%, 2/1/31 (1)	145	147
		1,252
Transportation 0.2%
American Airlines/AAdvantage, 5.50%, 4/20/26 (1)	23	22
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)	175	167
United Airlines, 4.625%, 4/15/29 (1)	5	5
Watco, 6.50%, 6/15/27 (1)	42	41
		235
Total Industrial		16,197
UTILITY 1.0%
Electric 1.0%
Exelon, 5.45%, 3/15/34	50	50
Georgia Power, 5.25%, 3/15/34	100	99
NRG Energy, 10.25% (1)(5)(6)	16	17
Pacific Gas & Electric, 2.50%, 2/1/31	45	37
Pacific Gas & Electric, 6.70%, 4/1/53	125	134
Pacific Gas and Electric, 6.95%, 3/15/34	65	70
PG&E, 5.00%, 7/1/28 (4)	50	48
Southern, 5.70%, 3/15/34	80	82
Talen Energy Supply, 8.625%, 6/1/30 (1)	125	132
Terraform Global Operating, 6.125%, 3/1/26 (1)	40	39
Vistra, 8.00% (1)(5)(6)	309	309
Vistra, 8.875% (1)(5)(6)	45	46
Vistra Operations, 5.125%, 5/13/25 (1)	60	59
Vistra Operations, 7.75%, 10/15/31 (1)	50	52
		1,174

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Natural Gas 0.0%
Boston Gas, 6.119%, 7/20/53 (1)	35	35
		35
Total Utility		1,209
Total Corporate Bonds (Cost $24,884)		25,071
EXCHANGE-TRADED FUNDS 3.0%
Exchange-Traded Funds 3.0%

Invesco Senior Loan ETF (4)	159	3,360
Total Exchange-Traded Funds (Cost $3,357)		3,360
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.9%
Owned No Guarantee 0.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26	200	191
		191
Sovereign 1.7%
Albania Government International Bonds, 3.50%, 11/23/31 (EUR)	355	346
Bulgaria Government International Bond, 4.50%, 1/27/33 (EUR)	580	656
Ivory Coast Government International Bonds, 8.25%, 1/30/37 (1)	200	195
Panama Government International Bonds, 7.50%, 3/1/31	200	205
Saudi Government International Bonds, 5.75%, 1/16/54 (1)	200	193
Serbia International Bonds, 6.50%, 9/26/33	325	330
		1,925
Treasuries 1.0%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)	5,800	1,131
		1,131
Total Foreign Government Obligations & Municipalities (Cost $3,232)		3,247
MUNICIPAL SECURITIES 0.0%
Puerto Rico 0.0%
Puerto Rico Commonwealth, Series A1, 5.375%, 7/1/25	4	4
Puerto Rico Commonwealth, Series A1, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, 0.01%, 7/1/24	1	0
Puerto Rico Commonwealth, Series A, Zero Coupon, 7/1/33	4	3

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series CW, Zero Coupon, 11/1/43 (7)	74	43
		69
Total Municipal Securities (Cost $62)		69
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.3%
Collateralized Mortgage Obligations 3.9%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	154	129
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	247	226
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	289	276
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	116	116
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	82
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	101	84
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	120
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	87	69
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.57%, 7/25/66 (1)	132	105
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	437	342
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.285%, 10/25/46 (1)	92	84
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.649%, 5/25/47 (1)	369	305
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 3.951%, 10/26/48 (1)	218	207
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.572%, 12/25/50 (1)	184	155
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.255%, 6/25/50 (1)	181	151
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO, ARM, 3.518%, 7/25/52 (1)	60	50
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	209	204
MFA 2023-INV2 Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	98	99
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	391	386
OBX Trust, Series 2019-INV1, Class A3, CMO, ARM, 4.50%, 11/25/48 (1)	241	227
OBX Trust, Series 2023-NQM10, Class A2, CMO, ARM, 6.92%, 10/25/63 (1)	1	2
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.539%, 3/25/53 (1)	99	94
Radnor RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A + 1.85%, 7.172%, 11/25/31 (1)	31	31
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.71%, 12/25/49 (1)	446	381
Verus Securitization Trust, Series 2020-1, Class A3, CMO, ARM, 3.724%, 1/25/60 (1)	72	69
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	119	104
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	42	37
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.474%, 4/25/67 (1)	78	76
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	86	85
Verus Securitization Trust, Series 2023-3, Class A2, CMO, ARM, 6.438%, 3/25/68 (1)	86	86
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	20	18
		4,400
Commercial Mortgage-Backed Securities 3.2%
Alen Mortgage Trust, Series 2021-ACEN, Class AS, ARM, FRN, 1M TSFR + 1.26%, 6.582%, 4/15/34 (1)	265	241

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D, ARM, 1M TSFR + 2.86%, 8.183%, 9/15/38 (1)	200	161
Bank, Series 2019-BN23, Class A3, ARM, 2.92%, 12/15/52	415	369
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M TSFR + 2.25%, 7.573%, 10/15/37 (1)	50	50
Benchmark Mortgage Trust, Series 2021-B24, Class A5, ARM, 2.584%, 3/15/54	105	86
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56	215	225
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, ARM, FRN, 1M TSFR + 1.66%, 6.982%, 8/15/38 (1)	147	124
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A5, ARM, 3.786%, 5/15/52	270	245
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS, ARM, 3.571%, 2/10/48	110	107
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, ARM, 3.038%, 11/10/52	435	379
COMM Mortgage Trust, Series 2015-CR25, Class A4, ARM, 3.759%, 8/10/48	183	178
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	19
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.605%, 2/10/49	40	37
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	113	107
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 3.92%, 12/15/52	145	121
Great Wolf Trust, Series 2019-WOLF, Class E, ARM, FRN, 1M TSFR + 3.05%, 8.364%, 12/15/36 (1)	40	40
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	68
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1)	100	82
Med Trust, Series 2021-MDLN, Class F, ARM, FRN, 1M TSFR + 4.11%, 9.432%, 11/15/38 (1)	99	99
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, ARM, 3.732%, 5/15/48	160	155
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, FRN, 4.036%, 5/15/48	195	182
VNDO Trust, Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1)	105	94
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, ARM, 3.664%, 9/15/58	141	136
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	295	264
		3,569
Other Asset-Backed Securities 0.2%
Progress Residential Trust, Series 2020-SFR3, Class B, CMO, ARM, 1.495%, 10/17/27 (1)	255	238
Residential Mortgage 0.0%
Finance of America HECM Buyout, Series 2022-HB2, Class A1A, CMO, ARM, 4.00%, 8/1/32 (1)	43	41
Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,454)		8,248
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 25.4%
U.S. Government Agency Obligations 19.1%
Federal Home Loan Mortgage
3.50%, 3/1/48	119	109
4.00%, 6/1/52	294	271
4.50%, 10/1/52	81	76

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.00%, 7/1/53	230	223
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	694	594
2.00%, 5/1/36 - 4/1/52	8,031	6,461
2.50%, 10/1/36 - 1/1/54	5,643	4,730
3.00%, 12/1/32 - 6/1/52	3,466	3,026
3.50%, 5/1/35 - 10/1/52	1,702	1,541
4.00%, 11/1/37 - 8/1/52	1,165	1,094
4.50%, 9/1/49 - 12/1/52	1,068	1,015
5.00%, 11/1/44 - 9/1/53	487	475
5.50%, 3/1/53 - 10/1/53	728	721
6.00%, 1/1/53 - 9/1/53	738	747
6.50%, 1/1/53 - 9/1/53	282	286
UMBS, TBA, 5.00%, 3/1/54 (8)	315	305
		21,674
U.S. Government Obligations 6.3%
Government National Mortgage Assn.
2.00%, 1/20/51 - 8/20/51	1,391	1,132
2.50%, 8/20/50 - 1/20/52	1,338	1,133
3.00%, 10/20/46 - 10/20/51	1,163	1,022
3.50%, 4/20/46 - 10/20/50	884	808
4.00%, 6/20/47 - 9/20/52	713	667
4.50%, 6/20/47 - 4/20/53	548	524
5.00%, 8/20/47 - 4/20/53	361	356
5.50%, 4/20/48 - 2/20/49	147	149
6.00%, 11/20/53	388	390
Government National Mortgage Assn., TBA (8)
5.00%, 3/20/54	90	88
5.50%, 3/20/54	600	596
6.50%, 3/20/54	220	223
		7,088
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $29,155)		28,762
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 20.8%
U.S. Treasury Obligations 20.8%
U.S. Treasury Bonds, 1.75%, 8/15/41	890	593
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	875
U.S. Treasury Bonds, 2.375%, 2/15/42	80	59
U.S. Treasury Bonds, 3.25%, 5/15/42	130	109
U.S. Treasury Bonds, 3.625%, 2/15/53	30	26
U.S. Treasury Bonds, 3.625%, 5/15/53	1,330	1,164
U.S. Treasury Bonds, 3.875%, 2/15/43	115	105
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,847
U.S. Treasury Bonds, 4.00%, 11/15/42	155	145
U.S. Treasury Bonds, 4.00%, 11/15/52	280	262

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.875%, 2/28/27	750	697
U.S. Treasury Notes, 2.625%, 5/31/27	345	327
U.S. Treasury Notes, 2.75%, 7/31/27	320	304
U.S. Treasury Notes, 3.50%, 1/31/28	95	92
U.S. Treasury Notes, 3.625%, 3/31/28	370	360
U.S. Treasury Notes, 3.625%, 5/31/28	3,325	3,237
U.S. Treasury Notes, 3.75%, 6/30/30	500	485
U.S. Treasury Notes, 3.875%, 11/30/29	80	78
U.S. Treasury Notes, 3.875%, 11/30/27	160	157
U.S. Treasury Notes, 4.00%, 7/31/30	1,050	1,034
U.S. Treasury Notes, 4.00%, 6/30/28 (9)	3,975	3,927
U.S. Treasury Notes, 4.125%, 9/30/27	225	223
U.S. Treasury Notes, 4.125%, 8/15/53	610	584
U.S. Treasury Notes, 4.125%, 8/31/30	1,375	1,363
U.S. Treasury Notes, 4.375%, 8/15/43	440	431
U.S. Treasury Notes, 4.50%, 11/15/33	1,130	1,152
U.S. Treasury Notes, 4.625%, 6/30/25	1,130	1,126
U.S. Treasury Notes, 4.75%, 11/15/53	200	213
U.S. Treasury Notes, 4.875%, 10/31/30	360	372
United States Treasury, 1.375%, 7/15/33	1,325	1,269
United States Treasury, 4.75%, 11/15/43	920	947
		23,563
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $24,695)		23,563
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 5.39% (10)(11)	2,124	2,124
Total Short-Term Investments (Cost $2,124)		2,124
SECURITIES LENDING COLLATERAL 1.7%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 5.39% (10)(11)	1,929	1,929
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		1,929
Total Securities Lending Collateral (Cost $1,929)		1,929

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Royal Bank of Canada	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index, 12/20/28), Pay 5.00% Quarterly, Receive upon credit default, 04/17/24 @ 1.04% *(12)	2	5,700	13
Citibank N.A.	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG-S41, 5 Year Index, 12/20/28), Pay 1.00% Quarterly, Receive upon credit default, 03/20/24 @ 0.60% *(12)	1	27,400	4
Morgan Stanley	SPDR S&P 500 Index, Put, 6/21/24 @ $ 4,700 (12)	4	2,039	14
Morgan Stanley	SPDR S&P 500 Index, Put, 6/21/24 @ $4,650 (12)	7	3,567	21
Total OTC Options Purchased (Cost $113)				52
Total Options Purchased (Cost $113)				52

Total Investments 103.0% of Net Assets (Cost $118,161)	$116,714
Other Assets Less Liabilities (3.0%)	(3,364)
Net Assets 100.0%	$113,350

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $33,097 and represents 29.2% of net assets.
(2)	All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is on loan at February 29, 2024.
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(8)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,212 and represents 1.1% of net assets.
(9)	At February 29, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10)	Seven-day yield
(11)	Affiliated Companies
(12)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE TOTAL RETURN ETF

6M TSFR	Six month term SOFR (Secured overnight financing rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BRL	Brazilian Real
CAD	Canada Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE TOTAL RETURN ETF

	Par	$ Value
(Amounts in 000s)
TBA Sales Commitments (0.6)%
U.S. Government & Agency Mortgage-Backed Securities (0.6)%
U.S. Government Agency Obligations (0.6)%
UMBS, TBA
2.50%, 3/1/54	230	(189)
3.00%, 3/1/54	215	(184)
2.00%, 3/1/54	415	(326)
		(699)
Total TBA Sales Commitments (Proceeds $(721))		(699)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	10 Year Interest Rate Swap, 7/10/34 Receive Fixed 3.00% Annually, Pay Variable 5.32% (SOFR) Annually, 7/8/24 @ 3.00%	1	4,465	(12)
Goldman Sachs	iShares iBoxx High Yield Corporate Bond ETF, Call, 4/19/24 @ $77.00	107	827	(9)
Citibank N.A.	10 Year Interest Rate Swap, 6/27/34 Pay Fixed 4.30% Annually, Receive Variable 5.32% (SOFR) Annually, 6/25/24 @ 4.30%	1	6,370	(40)
Goldman Sachs	iShares iBoxx High Yield Corporate Bond ETF, Put, 4/19/24 @ $77.00	183	1,415	(16)
Total OTC Options Written (Premiums $(88))				(77)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS (1.7)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Credit Default Swaps, Protection Sold (0.1)%
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA-S14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	2,700	(33)	(76)	43
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA-S14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	2,000	(24)	(38)	14
Total Bilateral Credit Default Swaps, Protection Sold			(114)	57
Total Return Swaps (0.1)%
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 5.31% (SOFR + (0.00)%) At Maturity, 3/20/24	6,800	(101)	—	(101)
Total Bilateral Total Return Swaps			—	(101)
Total Bilateral Swaps			(114)	(44)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought (0.2)%
Protection Bought (Relevant Credit: Qatar Government International Bond), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28	1,573	(47)	(23)	(24)
Protection Bought (Relevant Credit: Saudi Government International Bond), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28	1,551	(35)	(19)	(16)
Protection Bought (Relevant Credit: Emirate of Dubai Government International Bonds), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28	774	(14)	(2)	(12)
Protection Bought (Relevant Credit: Oman Government International Bonds), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28	800	2	25	(23)
Protection Bought (Relevant Credit: LANXESS AG), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28 (EUR)	222	7	11	(4)
Protection Bought (Relevant Credit: Beazer Homes USA, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 12/20/28	500	(55)	(36)	(19)
Protection Bought (Relevant Credit: Delta Air Lines, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 12/20/28	500	(78)	(67)	(11)
Protection Bought (Relevant Credit: United Airlines Holdings, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	300	(23)	1	(24)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Bought (Relevant Credit: American Axle & Manufacturing, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	300	(12)	(8)	(4)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(137)
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: CHS/Community Health System, Ca*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	9	(2)	—	(2)
Protection Sold (Relevant Credit: CHS/Community Health System, Ca*), Receive 5.00% Quarterly, Pay upon credit default, 6/20/25	5	—	—	—
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S41), Receive 1.00% Quarterly, Pay upon credit default, 12/20/28	18,507	416	318	98
Protection Sold (Relevant Credit: Markit CDX.NA.HY.S41), Receive 5.00% Quarterly, Pay upon credit default, 12/20/28	802	58	46	12
Protection Sold (Relevant Credit: Altice Finco SA, Caa2*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/28 (EUR)	23	—	(1)	1
Total Centrally Cleared Credit Default Swaps, Protection Sold				109
Zero-Coupon Inflation Swaps (0.2)%
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.643% At Maturity, Receive Variable (Change in CPI) At Maturity, 04/17/24	575	2	—	2
Total Centrally Cleared Zero-Coupon Inflation Swaps				2
Total Centrally Cleared Swaps				(26)
Net payments (receipts) of variation margin to date				$26
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
BNP Paribas	5/24/24	USD	172	EUR	158	$1
Canadian Imperial Bank of Commerce	4/19/24	USD	34	CAD	45	—
Goldman Sachs	3/4/24	USD	591	BRL	2,943	(1)
Goldman Sachs	6/4/24	USD	584	BRL	2,943	(3)
Goldman Sachs	3/4/24	BRL	2,943	USD	590	2
Goldman Sachs	3/4/24	USD	591	BRL	2,943	(1)
Goldman Sachs	3/4/24	BRL	2,943	USD	591	1
State Street	4/19/24	USD	473	JPY	67,553	19
State Street	4/19/24	USD	474	JPY	67,823	19
State Street	4/19/24	JPY	3,340	USD	23	(1)
State Street	4/19/24	JPY	132,036	USD	904	(17)
State Street	5/24/24	USD	454	EUR	419	(1)
State Street	5/24/24	USD	2,279	EUR	2,107	(6)
Net unrealized gain (loss) on open forward currency exchange contracts						$12

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 4 Euro BOBL contracts	03/24	(511)	$7
Short, 35 Euro SCHATZ contracts	03/24	(3,998)	17
Short, 16 Euro-Bund contracts	03/24	(2,320)	26
Short, 7 S&P 500 index contracts	03/24	(176)	(3)
Short, 6 Ultra U.S. Treasury Notes ten year contracts	06/24	(570)	(1)
Long, 1 Commonwealth of Australia ten year bond contracts	03/24	75	—
Long, 4 U.S. Treasury Long Bonds contracts	06/24	477	—
Long, 5 U.S. Treasury Notes ten year contracts	06/24	553	(1)
Long, 34 Ultra U.S. Treasury Bonds contracts	06/24	4,317	31
Long, 2 Government of Canada ten year bond contracts	06/24	178	—
Long, 3 Long Gilt contracts	06/24	374	—
Long, 11 U.S. Treasury Notes five year contracts	06/24	1,176	—
Long, 3 U.S. Treasury Notes two year contracts	06/24	614	—
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$76

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$184++
Totals	$—#	$—	$184+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 2/29/24
T. Rowe Price Government Reserve Fund	$884	¤	¤	$4,053
	Total			$4,053^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $184 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,053.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Total Return ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE TOTAL RETURN ETF

 A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$103,808	$—	$103,808
Bank Loans	—	5,220	186	5,406
Exchange-Traded Funds	3,360	—	—	3,360
Convertible Preferred Stocks	—	35	—	35
Options Purchased	—	52	—	52
Short-Term Investments	2,124	—	—	2,124
Securities Lending Collateral	1,929	—	—	1,929
Total Securities	7,413	109,115	186	116,714
Swaps*	—	113	—	113
Forward Currency Exchange Contracts	—	42	—	42
Futures Contracts*	81	—	—	81
Total	$7,494	$109,270	$186	$116,950
Liabilities
TBA Sales Commitments	$—	$699	$—	$699
Options Written	—	77	—	77
Swaps*	—	297	—	297
Forward Currency Exchange Contracts	—	30	—	30
Futures Contracts*	5	—	—	5
Total	$5	$1,103	$—	$1,108

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF988-054Q3
02/24